Other Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Other Assets [Abstract]
OTHER ASSETS
Note 4 – OTHER ASSETS

Other assets consist of the following as of September 30, 2013 and June 30, 2013:

Other current assets	9/30/2013	6/30/2013
Research and development grant receivable	$595,776	$401,852
Insurance claim receivable	274,751	269,556
Prepayment	96,352	66,922
Stock based deferred compensation	289,876	-
Other assets	69,453	82,396
	$1,326,207	$820,726

Other non current assets	9/30/2013	6/30/2013
Deferred payment processing cost	$50,000	$50,000
Prepaid gift card establishment fees	-	45,973
	$50,000	$95,973

Note 5 – OTHER ASSETS

Other assets consist of the following as of June 30, 2013 and 2012:

Other current assets	2013	2012
Research and development grant receivable	$401,852	$602,834
Insurance claim receivable	269,556	528,280
Prepayment	66,922	30,551
Other assets	82,396	68,938
	$820,726	$1,230,603

Other non current assets	2013	2012
Deferred payment processing cost	$50,000	$-
Prepaid gift card establishment fees	45,973	-
	$95,973	$-